Interest Rate Swaps (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)		0.32%
Notional amount		$ 252,100
Current portion of derivative assets		5,773	$ 307
Non-current portion of derivative assets		561	982
Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities		905	53
Non-current portion of derivative liabilities		173	187
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount		210,200
Current portion of derivative liabilities		4,868	254
Non-current portion of derivative liabilities		$ 388	$ 795